Newfound Risk Managed U.S. Growth Fund

(f/k/a Newfound Risk Managed U.S. Sectors Fund)

Class I Shares NFDIX

(a series of Northern Lights Fund Trust III)

Supplement dated February 1, 2021 to

the Prospectus dated August 3, 2020

Effective immediately, the Fund’s prospectus is hereby revised as follows:

The section entitled “Newfound Risk Managed U.S. Growth Fund - Fund Summary Section—Purchase and Sale of Fund Shares” of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Purchase and Sale of Fund Shares: The investment minimums for the Fund are:

Class	Initial Investment		Subsequent Investment
	Regular Account	Retirement Account	Regular Account	Retirement Account
I	$2,000	$2,000	$100	$100

The Fund reserves the right to waive any investment minimum. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by ACH, check or wire transfer.

The section entitled “Minimum and Additional Investment Amounts” under “How to Purchase Shares” of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Minimum and Additional Investment Amounts: The minimum initial and subsequent investment by class of shares is:

Class	Initial Investment		Subsequent Investment
	Regular Account	Retirement Account	Regular Account	Retirement Account
I	$2,000	$2,000	$100	$100

The Fund reserves the right to waive any minimum. There is no minimum investment requirement when you are buying shares by reinvesting dividends and distributions from the Fund.

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You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, dated August 3, 2020, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-855-394-9777.

Please retain this Supplement for future reference.